Portfolio of Investments (unaudited)
As of June 30, 2024
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—6.8%
Biotechnology—3.1%
Abcuro, Inc. Series B	532,816	$ 2,925,000
Arbor Biotechnologies, Inc. Series B,8.00%	82,076	674,665
Arkuda Therapeutics, Inc. Series B,6.00%(d)	1,044,322	1,158,989
Arkuda Therapeutics, Inc. Series A,6.00%(d)	2,353,932	235
Flamingo Therapeutics, Inc. Series A3	243,458	1,593,069
Hotspot Therapeutics, Inc. Series C,6.00%	632,394	1,387,283
Hotspot Therapeutics, Inc. Series B,6.00%	2,875,000	6,306,887
Incendia Therapeutics, Inc. Series A	1,769,383	3,399,993
Invetx, Inc. Series B,8.00%(d)	3,089,091	2,070,000
Invetx, Inc. Series A,8.00%(d)	7,187,500	4,816,344
Priothera Co. Ltd. Series A,6.00%	346,666	649,709
Quell Therapeutics Ltd. Series B(e)	1,553,631	3,229,999
Recode Therapeutics, Inc. Series B,5.00%	331,413	3,060,002
		31,272,175
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2	421,634	42
Pharmaceuticals—3.7%
Amolyt Pharma SAS Series C(e)	1,602,836	12,568,294
Biotheryx, Inc. Series E,8.00%	1,295,238	839,832
Curasen Therapeutics, Inc. Series A(d)	18,203,119	8,728,396
Endeavor Group Holdings, Inc. Series C(b)	121,377	791,936
Endeavor Group Holdings, Inc. Series B,8.00%	657,322	4,288,763
Engrail Therapeutics, Inc. Series B	4,768,649	5,049,999
HiberCell, Inc. Series C	1,529,261	708,966
HiberCell, Inc. Series B	2,773,472	1,285,782
Qlaris Bio, Inc. Series B(b)	4,394,904	3,450,000
		37,711,968
Total Convertible Preferred Stocks		68,984,185
Convertible Notes(a),(b),(c)—0.4%
Pharmaceuticals(d)—0.2%
Curasen Therapeutics, Inc., 8.00%, 04/04/25	$846,390	846,390
Curasen Therapeutics, Inc., 8.00%, 04/05/25	469,144	469,144
		1,315,534
Biotechnology—0.2%
Hotspot Therapeutics, Inc., 6.00%, 04/10/26	720,872	720,872
Incendia Therapeutics, Inc., 8.00%, 04/18/25	1,569,230	1,569,230
		2,290,102
Total Convertible Notes		3,605,636
Common Stocks—88.8%
Biotechnology—56.1%
89bio, Inc.(b)	263,893	2,113,783
AbbVie, Inc.	77,107	13,225,393
Akero Therapeutics, Inc.(b)	115,854	2,717,935
Alkermes PLC(b),(e)	245,593	5,918,791
Alnylam Pharmaceuticals, Inc.(b)	103,482	25,146,126
Amgen, Inc.	251,285	78,513,998
Apellis Pharmaceuticals, Inc.(b)	156,037	5,985,579
Arcutis Biotherapeutics, Inc.(b)	86,869	807,882
	Shares or Principal Amount	Value

Argenx SE, ADR(b)	39,858	$ 17,140,534
Arrowhead Pharmaceuticals, Inc.(b)	107,315	2,789,117
Ascendis Pharma AS, ADR(b)	108,096	14,742,132
Biogen, Inc.(b)	177,137	41,063,899
BioMarin Pharmaceutical, Inc.(b)	306,410	25,226,735
BioNTech SE, ADR(b)	33,347	2,679,765
Chinook Therapeutics, Inc. CVR(b),(c)	91,800	207,468
Cytokinetics, Inc.(b)	179,568	9,728,994
Denali Therapeutics, Inc.(b)	333,471	7,743,197
Exelixis, Inc.(b)	371,687	8,351,807
G1 Therapeutics, Inc.(b)	200,492	457,122
Galera Therapeutics, Inc.(b)	296,462	40,556
Gilead Sciences, Inc.	802,108	55,032,630
GRAIL, Inc.(b)	27,514	422,888
I-Mab, ADR(b)	53,885	89,988
Immunovant, Inc.(b)	263,613	6,959,383
Insmed, Inc.(b)	54,607	3,658,669
Intellia Therapeutics, Inc.(b)	165,124	3,695,475
Ionis Pharmaceuticals, Inc.(b)	106,807	5,090,422
Krystal Biotech, Inc.(b)	29,070	5,338,415
Mereo Biopharma Group PLC, ADR(b)	50,191	180,688
Moderna, Inc.(b)	121,065	14,376,469
Mural Oncology PLC(b),(e)	17,390	54,605
Natera, Inc.(b)	19,068	2,064,874
Neurocrine Biosciences, Inc.(b)	94,602	13,023,857
Novavax, Inc.(b)	37,188	470,800
Nuvalent, Inc., Class A(b)	51,198	3,883,880
Praxis Precision Medicines, Inc.(b)	3,427	141,741
Pyxis Oncology, Inc.(b)	481,646	1,594,248
Rallybio Corp.(b)	755,076	1,011,802
Regeneron Pharmaceuticals, Inc.(b)	63,756	67,009,469
Rhythm Pharmaceuticals, Inc.(b)	74,675	3,066,155
Roivant Sciences Ltd.(b)	747,277	7,898,718
Sage Therapeutics, Inc.(b)	42,028	456,424
Sarepta Therapeutics, Inc.(b)	155,121	24,509,118
Scholar Rock Holding Corp.(b)	298,924	2,490,037
Sutro Biopharma, Inc.(b)	69,389	203,310
TScan Therapeutics, Inc.(b)	138,057	807,633
Ultragenyx Pharmaceutical, Inc.(b)	193,270	7,943,397
uniQure NV(b),(e)	244,086	1,093,505
Vaxcyte, Inc.(b)	119,326	9,010,306
Vertex Pharmaceuticals, Inc.(b)	122,159	57,258,366
Xencor, Inc.(b)	78,135	1,479,096
Xenon Pharmaceuticals, Inc.(b)	112,818	4,398,774
		569,315,955
Health Care Equipment & Supplies—6.5%
Abbott Laboratories	114,588	11,906,839
Baxter International, Inc.	39,600	1,324,620
Becton Dickinson & Co.	3,506	819,387
Boston Scientific Corp.(b)	139,160	10,716,712
Dexcom, Inc.(b)	14,300	1,621,334
Edwards Lifesciences Corp.(b)	41,369	3,821,255
IDEXX Laboratories, Inc.(b)	9,214	4,489,061
Inspire Medical Systems, Inc.(b)	37,238	4,983,562
Insulet Corp.(b)	13,968	2,818,742
Intuitive Surgical, Inc.(b)	32,271	14,355,754
Medtronic PLC(e)	52,381	4,122,908
Stryker Corp.	5,969	2,030,952

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2024
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Willow Laboratories, Inc.(a),(b),(c)	160,000	$ 16
Zimmer Biomet Holdings, Inc.	24,137	2,619,589
		65,630,731
Health Care Providers & Services—4.9%
Guardant Health, Inc.(b)	173,673	5,015,676
HCA Healthcare, Inc.	22,196	7,131,131
Humana, Inc.	9,120	3,407,688
McKesson Corp.	12,176	7,111,271
Molina Healthcare, Inc.(b)	14,994	4,457,716
Tenet Healthcare Corp.(b)	43,846	5,832,834
UnitedHealth Group, Inc.	33,305	16,960,904
		49,917,220
Life Sciences Tools & Services—6.1%
Adaptive Biotechnologies Corp.(b)	647,787	2,344,989
Avantor, Inc.(b)	194,717	4,128,000
Charles River Laboratories International, Inc.(b)	34,616	7,150,973
Danaher Corp.	36,364	9,085,546
Illumina, Inc.(b)	165,083	17,231,364
Medpace Holdings, Inc.(b)	12,199	5,024,158
Thermo Fisher Scientific, Inc.	27,187	15,034,411
West Pharmaceutical Services, Inc.	5,474	1,803,081
		61,802,522
Pharmaceuticals—15.2%
Amylyx Pharmaceuticals, Inc.(b)	82,855	157,424
AstraZeneca PLC, ADR	530,924	41,406,763
Axsome Therapeutics, Inc.(b)	18,620	1,498,910
Bristol-Myers Squibb Co.	119,794	4,975,045
Eli Lilly & Co.	35,710	32,331,120
Fusion Pharmaceuticals, Inc.(b),(e)	7,593	10,478
Intra-Cellular Therapies, Inc.(b)	144,764	9,914,886
Jazz Pharmaceuticals PLC(b)	22,124	2,361,295
Johnson & Johnson	93,399	13,651,198
Marinus Pharmaceuticals, Inc.(b)	750,286	877,835
Merck & Co., Inc.	114,534	14,179,309
Oculis Holding AG(b),(e)	443,084	5,294,854
Pfizer, Inc.	221,442	6,195,947
Royalty Pharma PLC, Class A	295,996	7,805,414
Spectrum Pharmaceuticals, Inc. CVR(a),(b),(c)	79,790	0
Structure Therapeutics, Inc., ADR(b)	61,691	2,422,606
Tetraphase Pharmaceuticals, Inc. CVR(a),(b),(c)	28,747	1,725
	Shares or Principal Amount	Value

Teva Pharmaceutical Industries Ltd., ADR(b)	291,666	$ 4,739,572
Zoetis, Inc.	35,214	6,104,699
		153,929,080
Total Common Stocks		900,595,508
Warrants—0.0%
Pharmaceuticals—0.0%
HiberCell, Inc. Series C (expiration date 09/15/28, exercise price $0.46)(b)	1,529,261	1
Short-Term Investment—1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(f)	16,657,891	16,657,891
Total Short-Term Investment		16,657,891
Total Investments Before Milestone Interests—97.6% (Cost $898,028,000)		989,843,221
	Interests	Value
Milestone Interests(a),(b),(c)—1.6%
Biotechnology—0.0%
Amphivena Milestone Interest	1	$ 0
Pharmaceuticals—1.6%
Afferent Milestone Interest	1	300,868
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	16,068,617
		16,369,485
Total Milestone Interests		16,369,485
Total Investments (Cost $900,572,412)—99.2%		1,006,212,706
Other Assets in Excess of Liabilities 0.8%		7,885,915
Net Assets—100.0%		$1,014,098,621

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Affiliated issuers in which the Fund holds 5% or more of the voting securities.
(e)	Foreign security.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of June 30, 2024.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2024
abrdn Healthcare Investors

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—(0.1)%
Call Options Written—(0.1)%
Abbott Laboratories Jul24 106 Call	145	(1,537,000)	(3,045)
Akero Therapeutics, Inc. Jul24 25 Call	205	(512,500)	(16,913)
Alkermes PLC Jul24 25 Call	615	(1,537,500)	(18,450)
Alnylam Pharmaceuticals, Inc. Jul24 260 Call	39	(1,014,000)	(8,385)
Amgen, Inc. Jul24 320 Call	32	(1,024,000)	(2,688)
Argenx SE Jul24 470 Call	22	(1,034,000)	(3,080)
Ascendis Pharma AS Jul24 130 Call	77	(1,001,000)	(72,765)
Axsome Therapeutics, Inc. Jul24 82.5 Call	119	(981,750)	(21,301)
Biogen, Inc. Jul24 225 Call	46	(1,035,000)	(39,330)
Biogen, Inc. Jul24 240 Call	127	(3,048,000)	(25,400)
Boston Scientific Corp. Jul24 80 Call	128	(1,024,000)	(3,840)
Charles River Laboratories International, Inc. Jul24 220 Call	45	(990,000)	(7,425)
Cytokinetics, Inc. Jul24 55 Call	186	(1,023,000)	(27,900)
Danaher Corp. Jul24 260 Call	39	(1,014,000)	(975)
Dexcom, Inc. Jul24 115 Call	89	(1,023,500)	(9,612)
Edwards Lifesciences Corp. Jul24 95 Call	108	(1,026,000)	(10,800)
Gilead Sciences, Inc. Jul24 71 Call	361	(2,563,100)	(2,527)
HCA Healthcare, Inc. Jul24 350 Call	29	(1,015,000)	(2,204)
IDEXX Laboratories, Inc. Jul24 520 Call	19	(988,000)	(4,978)
Immunovant, Inc. Jul24 30 Call	342	(1,026,000)	(9,918)
Insulet Corp. Jul24 210 Call	98	(2,058,000)	(30,380)
Intellia Therapeutics, Inc. Jul24 25 Call	410	(1,025,000)	(16,400)
Ionis Pharmaceuticals, Inc. Jul24 50 Call	205	(1,025,000)	(15,375)
Medtronic PLC Jul24 82.5 Call	119	(981,750)	(1,547)
Molina Healthcare, Inc. Jul24 310 Call	33	(1,023,000)	(8,250)
Natera, Inc. Jul24 115 Call	89	(1,023,500)	(15,575)
Neurocrine Biosciences, Inc. Jul24 140 Call	73	(1,022,000)	(21,170)
Roivant Sciences Ltd. Jul24 11 Call	932	(1,025,200)	(13,980)
Royalty Pharma PLC Jul24 27.5 Call	356	(979,000)	(14,240)
Stryker Corp. Jul24 350 Call	29	(1,015,000)	(5,220)
Tenet Healthcare Corp. Jul24 140 Call	73	(1,022,000)	(9,490)
Teva Pharmaceutical Industries Ltd. Jul24 17 Call	603	(1,025,100)	(2,412)
Thermo Fisher Scientific, Inc. Jul24 565 Call	27	(1,525,500)	(2,565)
UnitedHealth Group, Inc. Jul24 490 Call	42	(2,058,000)	(76,398)
Vaxcyte, Inc. Jul24 75 Call	131	(982,500)	(49,780)
Xenon Pharmaceuticals, Inc. Jul24 40 Call	245	(980,000)	(11,025)
Total Call Options Written (Premiums received $(528,817))			(585,343)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the PV Valuation Committee or the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4

Notes to Portfolio of Investments  (concluded)
June 30, 2024 (unaudited)

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5